UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Ticker | **HTD**

Tax-Advantaged Dividend Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 87.81% (58.83% of Total Investments)		$582,528,245

(Cost $528,429,228)

Energy 9.93%		65,883,280

Oil, Gas & Consumable Fuels 9.93%
BP PLC, ADR (L)(Z)	187,500	8,520,000
Chevron Corp. (L)(Z)	90,000	9,361,800
ConocoPhillips	97,500	7,019,025
Kinder Morgan, Inc.	11,000	310,530
Spectra Energy Corp. (L)(Z)	1,050,000	28,371,000
Total SA, ADR (L)(Z)	227,500	12,300,925

Industrials 1.24%		8,238,600

Industrial Conglomerates 1.24%
General Electric Company (L)(Z)	460,000	8,238,600

Telecommunication Services 5.00%		33,138,150

Diversified Telecommunication Services 3.08%
Alaska Communications Systems Group, Inc. (Z)	55,000	397,650
AT&T, Inc. (Z)	400,000	11,704,000
Verizon Communications, Inc. (L)(Z)	235,000	8,293,150

Wireless Telecommunication Services 1.92%
Vodafone Group PLC, ADR (L)(Z)	453,500	12,743,350

Utilities 71.64%		475,268,215

Electric Utilities 19.79%
American Electric Power Company, Inc. (L)(Z)	595,000	21,931,700
Duke Energy Corp. (L)(Z)	765,000	14,229,000
Entergy Corp. (L)(Z)	145,000	9,686,000
FirstEnergy Corp. (Z)	510,000	22,771,500
PNM Resources, Inc. (Z)	58,000	871,160
Progress Energy, Inc. (L)(Z)	600,000	28,044,000
Southern Company (Z)	441,867	17,471,421
UIL Holdings Corp.	510,000	16,284,300

Gas Utilities 9.37%
Atmos Energy Corp. (L)(Z)	725,000	24,236,750
Northwest Natural Gas Company (Z)	132,500	5,910,825
ONEOK, Inc. (Z)	440,000	32,027,600

Multi-Utilities 42.48%
Ameren Corp. (L)(Z)	555,000	15,995,100
Black Hills Corp. (L)(Z)	600,000	17,928,000
CH Energy Group, Inc. (Z)	457,000	23,338,990
Consolidated Edison, Inc. (L)(Z)	265,000	13,939,000
Dominion Resources, Inc. (L)(Z)	420,000	20,349,000
DTE Energy Company (L)(Z)	543,100	27,068,104
Integrys Energy Group, Inc. (L)(Z)	555,000	27,866,550
National Grid PLC, ADR	200,000	9,838,000
NiSource, Inc. (Z)	790,500	15,912,765
NSTAR	575,000	25,489,750
OGE Energy Corp.	620,000	31,024,800
Public Service Enterprise Group, Inc. (L)(Z)	360,000	11,790,000
Vectren Corp. (L)(Z)	790,000	20,863,900
Xcel Energy, Inc. (L)(Z)	850,000	20,400,000

1

Tax-Advantaged Dividend Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Preferred Securities 61.26% (41.05% of Total Investments)		$406,450,343

(Cost $414,802,260)

Consumer Discretionary 0.47%		3,131,580

Media 0.47%
Comcast Corp., 7.000% (Z)	123,000	3,131,580

Energy 3.35%		22,201,540

Oil, Gas & Consumable Fuels 3.35%
Nexen, Inc., 7.350% (C)	882,765	22,201,540

Financials 35.75%		237,198,448

Capital Markets 0.00%
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	274,760	2,748
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	65,000	4,550
Lehman Brothers Holdings, Inc., Depositary Shares, Series F,
6.500% (I)	219,300	2,193

Commercial Banks 12.02%
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	460,078	11,653,776
HSBC Holdings PLC, 8.000% (C)	325,000	8,872,500
HSBC Holdings PLC, 8.125% (Z)	50,000	1,329,500
Royal Bank of Scotland Group PLC, Series L, 5.750% (L)(Z)	858,500	14,920,730
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	242,000	6,742,120
Santander Finance Preferred SA, Series 1, 6.410%	15,500	356,500
Santander Holdings USA, Inc., Series C, 7.300%	40,000	1,002,000
USB Capital VIII, Series 1, 6.350%	55,000	1,373,350
Wells Fargo & Company, 8.000% (L)(Z)	1,207,000	33,494,250

Consumer Finance 1.04%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	150,000	3,588,000
SLM Corp., Series A, 6.970% (Z)	74,000	3,330,000

Diversified Financial Services 18.99%
Bank of America Corp., 6.700% (Z)	500,000	11,675,000
Bank of America Corp., 6.375% (Z)	139,000	3,032,980
Bank of America Corp., 6.625% (L)(Z)	355,000	8,147,250
Bank of America Corp., 8.200% (Z)	135,000	3,379,050
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	240,000	5,289,600
Bank of America Corp., Series MER, 8.625% (C)	652,800	16,672,512
Citigroup Capital VIII, 6.950% (L)(Z)	540,000	13,370,400
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%), 7.875%	27,100	733,597
Citigroup, Inc., 8.125%	270,400	7,287,280
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	6,463,440
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	310,000	7,309,800
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	797,893	20,138,819
ING Groep NV, 7.050% (Z)	140,000	3,138,800
ING Groep NV, 6.200% (Z)	109,100	2,242,005
JPMorgan Chase & Company, 8.625% (Z)	140,000	3,822,000
RBS Capital Funding Trust VII, 6.080%	983,000	13,260,670

Insurance 3.68%
MetLife, Inc., Series B, 6.500% (L)(Z)	977,200	24,420,228

2

Tax-Advantaged Dividend Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Thrifts & Mortgage Finance 0.02%
Federal National Mortgage Association, Series S, 7.750%	60,000	142,800

Telecommunication Services 2.28%		15,155,584

Diversified Telecommunication Services 1.25%
Qwest Corp., 7.375%	320,000	8,304,000

Wireless Telecommunication Services 1.03%
Telephone & Data Systems, Inc., 6.875%	240,176	6,033,221
United States Cellular Corp., 6.950%	32,181	818,363

Utilities 19.41%		128,763,191

Electric Utilities 13.63%
Alabama Power Company, Class A, 5.300% (Z)	193,200	4,830,000
Carolina Power & Light Company, 5.440% (Z)	111,493	10,853,152
Duquesne Light Company, 6.500% (L)(Z)	427,000	21,203,240
Entergy Arkansas, Inc., 4.560% (Z)	9,388	784,192
Entergy Arkansas, Inc., 6.450% (Z)	110,000	2,701,875
Entergy Mississippi, Inc., 4.920% (Z)	8,190	772,931
Entergy Mississippi, Inc., 6.250% (Z)	197,500	4,962,188
FPC Capital I, Series A, 7.100% (Z)	55,000	1,402,500
Mississippi Power Company, 5.250%	262,500	6,591,375
PPL Corp., 9.500%	285,000	15,985,650
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)	500,000	12,540,000
Southern California Edison Company, 6.125% (Z)	50,000	4,842,190
Southern California Edison Company, Series C, 6.000% (Z)	30,000	2,923,125

Independent Power Producers & Energy Traders 2.44%
Constellation Energy Group, Inc., Series A, 8.625% (L)(Z)	597,483	16,185,814

Multi-Utilities 3.34%
BGE Capital Trust II, 6.200% (Z)	160,500	4,015,710
Consolidated Edison Company of New York, Inc., Series A, 5.000%	25,180	2,452,532
Consolidated Edison Company of New York, Inc., Series C, 4.650%	16,400	1,492,400
Consolidated Edison Company of New York, Inc., Series D, 4.650%	5,000	422,764
Interstate Power & Light Company, Series B, 8.375% (Z)	230,000	6,596,400
Xcel Energy, Inc., Series G, 4.560% (Z)	77,350	7,205,153

Short-Term Investments 0.19% (0.13% of Total Investments)		$1,248,000

(Cost $1,248,000)

	Shares	Value

Repurchase Agreement 0.19%		1,248,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at 0.010% to be repurchased at $1,248,000 on 7-1-11, collateralized by $1,160,000 Federal Home
Loan Mortgage Corp., 0.515% due 11-26-12 (valued at $1,164,350) and $110,000
U.S. Treasury Notes, 2.375% due 6-30-18 (valued at $112,063, including interest)	1,248,000	1,248,000

Total investments (Cost $944,479,488)† 149.26%		$990,226,588

Other assets and liabilities, net (49.26%)		($326,821,211)

Total net assets 100.00%		$663,405,377

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the Fund.

3

Tax-Advantaged Dividend Income Fund
As of 7-31-11 (Unaudited)

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(C) All or a portion of this security is segregated at the custodian as collateral for options. Total collateral value at 7-31-11 was $50,792,187.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of securities on loan at 7-31-11 was $300,504,253.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-11 was $647,078,892.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $956,607,347. Net unrealized appreciation aggregated $33,619,241, of which $103,922,756 related to appreciated investment securities and $70,303,515 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7/31/2011	Price	Inputs	Inputs

Common Stocks
Energy	$65,883,280	$65,883,280	-	-
Industrials	8,238,600	8,238,600	-	-
Telecommunication Services	33,138,150	33,138,150	-	-
Utilities	475,268,215	475,268,215	-	-
Preferred Securities
Consumer Discretionary	3,131,580	3,131,580	-	-
Energy	22,201,540	22,201,540	-	-
Financials	237,198,448	237,195,700	$2,748	-
Telecommunication Services	15,155,584	15,155,584	-	-
Utilities	128,763,191	79,297,534	49,465,657	-
Short-Term Investments	1,248,000	-	1,248,000	-

Total investments in Securities	$990,226,588	$939,510,183	$50,716,405	-
Other Financial Instruments:
Written Options	($1,038,225)	($1,038,225)	-	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine-month period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

5

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the nine months ended July 31, 2011, the Fund wrote option contracts to generate income and reduce overall volatility of the portfolio. The following tables summarize the Fund’s written options activities during the nine months ended July 31, 2011 and the contracts held at July 31, 2011.

	NUMBER OF	PREMIUMS RECEIVED
	CONTRACTS	(PAID)

Outstanding, beginning of period	2,519	$2,370,329
Options written	19,149	24,739,679
Options closed	(15,538)	(23,825,133)
Options expired	(4,315)	(1,459,639)
Outstanding, end of period	1,815	$1,825,236

NAME OF ISSUER	EXERCISE	EXPIRATION	NUMBER OF	PREMIUM	VALUE
	PRICE	DATE	CONTRACTS

CALLS
Morgan Stanley Cyclical
Index	$1,080	Aug 2011	70	$164,288	($32,900)
Russell 2000 Index	835	Aug 2011	90	160,131	(50,400)
S&P 100 Index	590	Aug 2011	865	845,086	(622,800)
S&P 400 MidCap Index	980	Aug 2011	80	150,958	(59,200)
S&P 500 Index	1,355	Aug 2011	540	430,368	(253,800)
S&P 600 MidCap Index	460	Aug 2011	170	74,405	(19,125)
Total			1,815	$1,825,236	($1,038,225)

6

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

Risk	Financial instruments location	Asset Derivatives	Liability Derivatives
		Fair Value	Fair Value

Equity contracts	Written options	-	($1,038,225)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	**1-800-852-0218** **1-800-344-7054** **1-800-843-0090** **1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 20, 2011